Investments - Q3, Contractual Maturities of Available-for-sale Fixed Maturity Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortized Cost [Abstract]
Due in one year or less	$ 48,080	$ 19,723
Due after one year through five years	92,148	111,059
Due after five years through ten years	25,375	27,383
Due after ten years	62,250	46,012
Amortized cost	391,659	326,953	$ 247,148
Estimated Fair Value [Abstract]
Due in one year or less	48,139	19,709
Due after one year through five years	92,970	110,733
Due after five years through ten years	26,793	27,335
Due after ten years	64,840	47,690
Estimated fair value	398,779	327,602	249,734
Asset-backed Securities [Member]
Amortized Cost [Abstract]
Without single maturity date	74,906	58,680
Amortized cost	74,906	58,680	36,492
Estimated Fair Value [Abstract]
Without single maturity date	75,657	58,307
Estimated fair value	75,657	58,307	36,638
Residential Mortgage-backed Securities [Member]
Amortized Cost [Abstract]
Without single maturity date	88,900	64,096
Amortized cost	88,900	64,096	52,898
Estimated Fair Value [Abstract]
Without single maturity date	90,380	63,828
Estimated fair value	$ 90,380	$ 63,828	$ 53,264